H2 Earnings per share	12 Months Ended
Dec. 31, 2024
Basic And Diluted Earning Per Share [Abstract]
H2 Earnings per share

Earnings per share

	2024	2023	2022
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)	20	–26,446	18,724
Average number of shares outstanding, basic (millions)	3,332	3,330	3,330
Earnings (loss) per share, basic (SEK)	0.01	–7.94	5.62

Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)	20	–26,446	18,724
Average number of shares outstanding, basic (millions)	3,332	3,330	3,330
Dilutive effect for share-based compensation programs (millions)	7	–	4
Average number of shares outstanding, diluted (millions)	3,339	3,330	3,334
Earnings (loss) per share, diluted (SEK)	0.01	–7.94	5.62